Earnings Per Share	12 Months Ended
Dec. 31, 2017
Profit or loss [abstract]
Earnings Per Share

12.    EARNINGS PER SHARE

Basic and diluted earnings per share

The earnings and weighted average number of ordinary shares used in the calculation of basic earnings per share are as follows:

	12.31.2017	12.31.2016	12.31.2015
Net profit attributable to Owners of the Company—Earnings used in the calculation of basic earnings per share	1,590,842,382	491,173,013	348,299,466

Weighted average number of ordinary shares for purposes of basic and diluted earnings per share (1)	571,026,490	566,026,490	566,026,490

Basic and diluted earnings per share	2.79	0.868	0.615

(1)	The weighted average number of outstanding shares was 571,026,490 and 566,026,490 as of December 31, 2017, 2016 and 2015, respectively, for the purposes of calculating both the basic and diluted earnings per share since there are not outstanding non-convertible debt securities into shares as of December 31, 2017, 2016 and 2015.